LEASES - Lease Expense (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Finance lease cost:
Amortization of right-of-use assets	$ 25
Interest on lease liabilities	4
Total finance lease cost	29
Operating lease cost	1,088
Variable lease cost	35
Total lease cost	$ 1,152